UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Scott C. Sipple
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: April 30
Date of reporting period: April 30, 2019

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Core Strategies: Short Duration Bond Fund
(Institutional Class and Class L)
Annual Report
April 30, 2019
On June 5, 2018 the Securities and Exchange Commission (“SEC”) adopted new rule 30e-3 under the Investment Company Act of 1940. Subject to conditions, new rule 30e-3 will provide certain registered investment companies with an optional method to satisfy their obligations to transmit shareholder reports by making such reports and other materials accessible at a website address specified in a notice to investors.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.greatwestfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your financial intermediary electronically by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. You can contact (866) 345-5954 or make elections online at www.fundreports.com to let your financial intermediary know you wish to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.

Management Discussion
U.S. economic growth in 2018 was strong as GDP grew 3% and was particularly robust in the second and third quarter. Comprehensive tax reform and a deregulatory environment contributed to this growth. As fears of higher inflation grew, the Federal Reserve (“Fed”) made the decision to hike four times throughout the year. However, at the end of 2018, the combination of a hawkish Fed, slowing global growth, trade escalations, and concerns about peak earnings all manifested into a pronounced increase in volatility and a significant reversal in market sentiment. Both equity and fixed income markets sold off resulting in one of the worst quarters since the Great Financial Crisis of 2008, despite the fact that economic fundamentals were still positive. As we entered 2019, sentiment began to recover and by the end of April, all of the losses in capital markets had been reclaimed as equity markets were up double digits and both rates and spreads rallied. The main driver behind the reversal was a dovish pivot by the Fed that largely removed the likelihood for rate hikes in 2019 and brought an end to the balance sheet unwind by the end of September. Economic fundamentals and corporate earnings remain strong but have come down from high expectations in 2018.
For the since inception period ended April 30, 2019, the Great-West Core Strategies: Short Duration Bond Fund (Institutional Class) (the “Fund”) invested in fixed and floating rated investment grade corporate bonds (“IG”), high yield bonds and loans (“HY”), and structured products; including asset backed securities (“ABS”), commercial mortgage backed securities (“CMBS”), and mortgage backed securities (“MBS”).
The Fund is managed against the Bloomberg Barclays 1–3 Year U.S. Credit Bond Index (the “Benchmark”). Allocations to ABS, CMBS, MBS, floating rate notes, and high yield bonds and loans are out-of-Benchmark allocations in the Fund.
For the period, the Fund (Institutional Class) returned 3.38% relative to its Benchmark performance of 3.64%. Performance was driven by a number of factors including yield curve, asset allocation, and security selection.
The Fund’s duration positioning was short versus the Benchmark from inception through mid-October 2018. Interest rates were expected to increase as regulatory and tax reform provided a tailwind to an already strong economy and peaked in the fourth quarter of 2018 before declining throughout the remainder of the period.
The Fund’s asset allocation positioning was overweight lower rated securities within IG as well as out-of-Benchmark positions in HY. The Fund remained underweight in government related securities which tend to be more highly rated. Credit spread performance was volatile during the period as economic concerns and fund flows weighed on returns during quarter four 2018 and then quickly reversed, recouping almost all of the underperformance by the end of quarter one 2019. Overall, out of index positions and down in credit positioning benefitted the Fund during the period.
Security selection decisions were made within sectors that appeared likely to benefit from the improving position of the U.S. consumer, recovery in energy prices, and reduced regulations. The Fund also took into consideration short term opportunities resulting from technical factors such as index rule changes and a selloff that was not based upon fundamentals, creating attractive valuations in some high-quality companies.

The views and opinions in this report were current as of April 30, 2019 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of individual retirement accounts ("IRA(s)") or your financial professional brokerage commissions, if applicable. If such fees and expenses were included, returns would be lower.
*For the period from June 25, 2018 (inception) through April 30, 2019.
Note: Performance for the Class L shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended April 30, 2019 (unaudited)
	One Year	Since Inception(a)(b)
Institutional Class	N/A	3.38%
Class L	N/A	2.53%
(a) Class L inception date was September 10, 2018.
(b) Institutional Class inception date was June 25, 2018.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of IRAs or your financial professional brokerage commissions, if applicable. If such fees or expenses were included, returns would be lower.
Summary of Investments by Ratings as of April 30, 2019 (unaudited)
Rating	Percentage of Fund Investments
Aaa	20.61%
Aa2	4.93
Aa3	2.25
A1	1.18
A2	7.65
A3	16.10
Baa1	9.42
Baa2	13.15
Baa3	11.19
Ba1	5.56
Ba3	1.95
B1	0.58
B2	0.84
B3	0.75
Not Rated	3.84
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2018 to April 30, 2019).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(11/01/18)	(04/30/19)	(11/01/18 – 04/30/19)
Institutional Class
Actual	$1,000.00	$1,028.30	$1.26
Hypothetical (5% return before expenses)	$1,000.00	$1,023.60	$1.25
Class L
Actual	$1,000.00	$1,025.50	$4.27
Hypothetical (5% return before expenses)	$1,000.00	$1,020.60	$4.26
* Expenses are equal to the Fund's annualized expense ratio of 0.25% for the Institutional Class shares and 0.85% for the Class L shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of IRAs or your financial professional brokerage commissions, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: SHORT DURATION BOND FUND
Schedule of Investments
As of April 30, 2019
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 15.34%
$1,250,000	American Express Credit Account Master Trust Series 2019-1 Class A 2.87%, 10/15/2024	$ 1,261,914
500,000	Capital One Multi-Asset Execution Trust Series 2019-A1 Class A1 2.84%, 12/15/2024	504,289
375,000	Carvana Auto Receivables Trust(a) Series 2019-1A Class A3 3.08%, 11/15/2022	375,915
200,000	Citibank Credit Card Issuance Trust Series 2014-A1 Class A1 2.88%, 01/23/2023	201,246
	Discover Card Execution Note Trust
	Series 2018-A5 Class A5
100,000	3.32%, 03/15/2024	101,891
	Series 2019-A1 Class A1
750,000	3.04%, 07/15/2024	760,063
968,405	Element Rail Leasing II LLC(a) Series 2016-1A Class A1 3.97%, 03/19/2046	980,756
250,000	Honda Auto Receivables Owner Trust Series 2019-1 Class A3 2.83%, 03/20/2023	251,687
500,000	M360 Advisors LLC(a) Series 2018-CRE1 Class A 4.40%, 07/24/2028	499,859
100,000	Mercedes-Benz Auto Lease Trust Series 2019-A Class A3 3.10%, 11/15/2021	100,666
935,111	Mill City Mortgage Loan Trust(a)(b) Series 2018-1 Class A1 3.25%, 05/25/2062	933,047
215,142	SoFi Professional Loan Program Trust(a) Series 2018-B Class A1FX 2.64%, 08/25/2047	214,975
656,036	Towd Point Mortgage Trust(a)(b) Series 2018-2 Class A1 3.25%, 03/25/2058	657,692
500,000	Toyota Auto Receivables Owner Trust Series 2018-D Class A3 3.18%, 03/15/2023	505,712
	Verizon Owner Trust
	Series 2018-A Class A1A
100,000	3.23%, 04/20/2023	101,283
	Series 2019-A Class A1A
Principal Amount		Fair Value
Non-Agency — (continued)
$ 750,000	2.93%, 09/20/2023	$ 756,716
1,000,000	Volvo Financial Equipment LLC(a) Series 2019-1A Class A3 3.00%, 03/15/2023	1,006,247
TOTAL ASSET-BACKED SECURITIES — 15.34% (Cost $9,159,972)		$ 9,213,958
BANK LOANS
247,725	Asurion LLC(c) 5.48%, 08/04/2022 1-mo. LIBOR + 3.00%	248,396
338,598	Bausch Health Cos Inc(c) 5.47%, 06/02/2025 1-mo. LIBOR + 3.00%	339,392
500,000	BJ's Wholesale Club Inc(c)(d) 5.48%, 02/03/2024 1-mo. LIBOR + 3.00%	501,875
350,000	Quikrete Holdings Inc(c) 5.23%, 11/15/2023 1-mo. LIBOR + 2.75%	347,725
348,874	United Rentals Inc(c) 4.23%, 10/31/2025 1-mo. LIBOR + 1.75%	349,135
500,000	Vyaire Medical Inc(c) 7.35%, 04/16/2025 2-mo. LIBOR + 4.75%	445,000
TOTAL BANK LOANS — 3.71% (Cost $2,225,521)		$ 2,231,523
CORPORATE BONDS AND NOTES
Basic Materials — 7.71%
1,500,000	CF Industries Inc(a) 3.40%, 12/01/2021	1,507,946
1,300,000	EI du Pont de Nemours & Co 2.20%, 05/01/2020	1,296,113
1,000,000	Georgia-Pacific LLC(a) 3.16%, 11/15/2021	1,004,681
800,000	Sherwin-Williams Co 4.20%, 01/15/2022	822,985
		4,631,725
Communications — 3.58%
718,000	AT&T Inc 3.00%, 02/15/2022	722,508
900,000	Comcast Corp 3.45%, 10/01/2021	916,647

See Notes to Financial Statements.

Annual Report - April 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: SHORT DURATION BOND FUND
Schedule of Investments
As of April 30, 2019
Principal Amount		Fair Value
Communications — (continued)
$ 500,000	Fox Corp(a) 3.67%, 01/25/2022	$ 510,352
		2,149,507
Consumer, Cyclical — 0.57%
350,000	Brinker International Inc 3.88%, 05/15/2023	339,938
Consumer, Non-Cyclical — 16.52%
350,000	Anheuser-Busch North American Holding Corp(a) 3.75%, 01/15/2022	360,150
	Bayer US Finance II LLC(a)
450,000	3.50%, 06/25/2021	452,312
250,000	3.62%, 12/15/2023(c) 3-mo. LIBOR + 1.01%	246,452
400,000	Becton Dickinson and Co(c) 3.64%, 06/06/2022 3-mo. LIBOR + 1.03%	402,559
250,000	Biogen Inc 3.63%, 09/15/2022	254,642
	Cigna Corp(a)
500,000	3.40%, 09/17/2021	505,512
400,000	3.49%, 07/15/2023(c) 3-mo. LIBOR + 0.89%	398,286
600,000	CVS Health Corp 3.35%, 03/09/2021	604,324
1,250,000	Elanco Animal Health Inc(a) 3.91%, 08/27/2021	1,271,475
1,000,000	EMD Finance LLC(a) 2.40%, 03/19/2020	995,852
500,000	Humana Inc 2.50%, 12/15/2020	496,782
800,000	Kraft Heinz Foods Co(a) 4.88%, 02/15/2025	823,073
1,000,000	McCormick & Co Inc 3.90%, 07/15/2021	1,020,217
700,000	Perrigo Finance Unlimited Co 3.50%, 03/15/2021	693,221
850,000	Takeda Pharmaceutical Co Ltd(a) 3.80%, 11/26/2020	861,840
529,000	Universal Health Services Inc(a) 4.75%, 08/01/2022	533,698
		9,920,395
Energy — 3.51%
475,000	Antero Resources Corp 5.38%, 11/01/2021	478,562
1,000,000	Energen Corp 4.63%, 09/01/2021	1,011,120
Principal Amount		Fair Value
Energy — (continued)
$ 600,000	Southern Natural Gas Co LLC / Southern Natural Issuing Corp 4.40%, 06/15/2021	$ 616,031
		2,105,713
Financial — 26.14%
700,000	American Express Co 3.70%, 11/05/2021	714,828
1,000,000	Ameriprise Financial Inc 3.00%, 03/22/2022	1,003,866
	Bank of America Corp(c)
300,000	2.74%, 01/23/2022 3-mo. LIBOR + 0.37%	299,030
1,250,000	3.34%, 01/25/2023 3-mo. LIBOR + 0.65%	1,264,687
1,000,000	Bank of Montreal 2.90%, 03/26/2022	1,001,783
500,000	Bank of Nova Scotia 3.13%, 04/20/2021	504,611
700,000	Citibank NA 3.40%, 07/23/2021	710,290
150,000	Citigroup Inc 2.40%, 02/18/2020	149,578
600,000	Citizens Bank NA 2.65%, 05/26/2022	594,626
700,000	Goldman Sachs Group Inc 2.60%, 12/27/2020	697,469
600,000	Huntington National Bank 3.25%, 05/14/2021	605,294
	JPMorgan Chase & Co
500,000	4.35%, 08/15/2021	517,412
1,000,000	3.21%, 04/01/2023(c) 3-mo. LIBOR + 0.69%	1,007,180
680,000	Liberty Property LP REIT 4.13%, 06/15/2022	701,366
500,000	Metropolitan Life Global Funding I(a) 3.38%, 01/11/2022	507,886
	Morgan Stanley
300,000	2.65%, 01/27/2020	299,820
150,000	2.50%, 04/21/2021	149,196
750,000	MUFG Union Bank NA 3.15%, 04/01/2022	756,974
250,000	New York Life Global Funding(a) 2.95%, 01/28/2021	251,504
500,000	Regions Bank 2.75%, 04/01/2021	498,876
150,000	Royal Bank of Canada 3.20%, 04/30/2021	151,612
100,000	Starwood Property Trust Inc REIT 3.63%, 02/01/2021	99,500
600,000	SunTrust Bank(c) 3.53%, 10/26/2021 3-mo. LIBOR + 0.50%	606,212
500,000	Synchrony Bank 3.65%, 05/24/2021	506,232
200,000	US Bank NA 3.45%, 11/16/2021	204,494

See Notes to Financial Statements.

Annual Report - April 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: SHORT DURATION BOND FUND
Schedule of Investments
As of April 30, 2019
Principal Amount		Fair Value
Financial — (continued)
$1,000,000	Wells Fargo Bank NA 3.63%, 10/22/2021	$ 1,018,342
125,000	Westpac Banking Corp 2.65%, 01/25/2021	124,880
750,000	Zions Bancorp NA 3.35%, 03/04/2022	756,438
		15,703,986
Industrial — 12.65%
500,000	3M Co 2.75%, 03/01/2022	502,778
1,000,000	Boeing Co 2.70%, 05/01/2022	998,200
500,000	Caterpillar Financial Services Corp 2.95%, 02/26/2022	503,490
	CNH Industrial Capital LLC
250,000	4.88%, 04/01/2021	257,600
1,263,000	3.88%, 10/15/2021	1,280,303
1,000,000	JB Hunt Transport Services Inc 3.30%, 08/15/2022	1,010,716
525,000	Molex Electronic Technologies LLC(a) 2.88%, 04/15/2020	524,217
100,000	Oshkosh Corp 5.38%, 03/01/2025	103,250
1,250,000	Rolls-Royce PLC(a) 2.38%, 10/14/2020	1,240,639
250,000	Textron Inc 3.65%, 03/01/2021	253,062
925,000	Wabtec Corp(c) 3.91%, 09/15/2021 3-mo. LIBOR + 1.30%	925,456
		7,599,711
Utilities — 1.70%
522,750	Duke Energy Florida LLC 2.10%, 12/15/2019	521,379
516,428	Southern California Edison Co 1.85%, 02/01/2022	500,507
		1,021,886
TOTAL CORPORATE BONDS AND NOTES — 72.38% (Cost $43,166,613)		$43,472,861
MORTGAGE-BACKED SECURITIES
Non-Agency — 4.44%
1,500,000	GS Mortgage Securities Corp Trust(a) Series 2012-ALOH Class A 3.55%, 04/10/2034	1,536,908
Principal Amount		Fair Value
Non-Agency — (continued)
$1,120,000	OBP Depositor LLC Trust(a) Series 2010-OBP Class A 4.65%, 07/15/2045	$ 1,133,165
		2,670,073
U.S. Government Agency — 2.62%
	Federal National Mortgage Association
506,268	3.00%, 02/01/2027	511,027
471,802	3.00%, 11/01/2029	475,081
580,569	3.00%, 01/01/2031	585,859
		1,571,967
TOTAL MORTGAGE-BACKED SECURITIES — 7.06% (Cost $4,214,728)		$ 4,242,040
U.S. TREASURY BONDS AND NOTES
500,000	United States Treasury Note/Bond 2.63%, 08/31/2020	501,817
TOTAL U.S. TREASURY BONDS AND NOTES — 0.84% (Cost $501,817)		$ 501,817
TOTAL INVESTMENTS — 99.33% (Cost $59,268,651)		$59,662,199
OTHER ASSETS & LIABILITIES, NET — 0.67%		$ 403,674
TOTAL NET ASSETS — 100.00%		$60,065,873

See Notes to Financial Statements.

Annual Report - April 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: SHORT DURATION BOND FUND
Schedule of Investments
As of April 30, 2019
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(b)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at April 30, 2019.
(d)	All or a portion of this position has not settled as of April 30, 2019.The interest rate shown represents the stated spread over the LIBOR or the applicable LIBOR floor; the Fund will not accrue interest until the settlement date, at which point the LIBOR will be established.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LP	Limited Partnership
REIT	Real Estate Investment Trust
See Notes to Financial Statements.

Annual Report - April 30, 2019

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of April 30, 2019
Great-West Core Strategies: Short Duration Bond Fund
ASSETS:
Investments in securities, fair value(a)	$59,662,199
Cash	2,430,580
Interest receivable	368,501
Subscriptions receivable	564,568
Receivable for investments sold	11,975
Total Assets	63,037,823
LIABILITIES:
Payable for director fees	3,124
Payable for distribution fees	11,180
Payable for investments purchased	2,806,345
Payable for other accrued fees	40,529
Payable for shareholder services fees	17,171
Redemptions payable	93,601
Total Liabilities	2,971,950
NET ASSETS	$60,065,873
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$595,213
Paid-in capital in excess of par	59,009,035
Total distributable earnings	461,625
NET ASSETS	$60,065,873
NET ASSETS BY CLASS
Class L	$59,960,649
Institutional Class	$105,224
CAPITAL STOCK:
Authorized
Class L	62,000,000
Institutional Class	25,000,000
Issued and Outstanding
Class L	5,941,849
Institutional Class	10,277
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Class L	$10.09
Institutional Class	$10.24
(a) Cost of investments	$59,268,651
See Notes to Financial Statements.

Annual Report - April 30, 2019

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended April 30, 2019
Great-West Core Strategies: Short Duration Bond Fund(a)
INVESTMENT INCOME:
Interest	$546,966
Income from securities lending	111
Total Income	547,077
EXPENSES:
Management fees	38,376
Shareholder services fees – Class L	49,134
Audit and tax fees	36,420
Custodian fees	3,469
Director's fees	16,675
Distribution fees – Class L	35,838
Legal fees	3,176
Pricing fees	5,000
Registration fees	42,990
Shareholder report fees	9,985
Transfer agent fees	6,333
Other fees	458
Total Expenses	247,854
Less amount waived by investment adviser	121,950
Less amount waived by distributor - Class L	15
Net Expenses	125,889
NET INVESTMENT INCOME	421,188
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	45,686
Net change in unrealized appreciation on investments	393,548
Net Realized and Unrealized Gain	439,234
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$860,422
(a)Fund commenced operations on June 25, 2018.
See Notes to Financial Statements.

Annual Report - April 30, 2019

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended April 30, 2019
Great-West Core Strategies: Short Duration Bond Fund	2019 (a)
OPERATIONS:
Net investment income	$421,188
Net realized gain	45,686
Net change in unrealized appreciation	393,548
Net Increase in Net Assets Resulting from Operations	860,422
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Class L	(354,014)
Institutional Class	(44,783)
From Net Investment Income and Net Realized Gains	(398,797)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Class L	62,885,754
Institutional Class	5,093,648
Shares issued in reinvestment of distributions
Class L	354,014
Institutional Class	44,783
Shares redeemed
Class L	(3,732,616)
Institutional Class	(5,041,335)
Net Increase in Net Assets Resulting from Capital Share Transactions	59,604,248
Total Increase in Net Assets	60,065,873
NET ASSETS:
Beginning of Period	0
End of Period	$60,065,873
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class L	6,278,162
Institutional Class	509,290
Shares issued in reinvestment of distributions
Class L	35,257
Institutional Class	4,478
Shares redeemed
Class L	(371,570)
Institutional Class	(503,491)
Net Increase	5,952,126
(a) Fund commenced operations on June 25, 2018.
See Notes to Financial Statements.

Annual Report - April 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: SHORT DURATION BOND FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)
Class L
04/30/2019 (c)	$10.00	0.16	0.09	0.25	(0.16)	-	(0.16)	$10.09	2.53% (d)
Institutional Class
04/30/2019 (e)	$10.00	0.25	0.09	0.34	(0.10)	-	(0.10)	$10.24	3.38% (d)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(f)
Supplemental Data and Ratios
Class L
04/30/2019 (c)	$59,961	1.34% (g)	0.85% (g)	2.43% (g)	109% (d)
Institutional Class
04/30/2019 (e)	$ 105	2.21% (g)	0.25% (g)	2.97% (g)	109% (d)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(c)	Class L inception date was September 10, 2018.
(d)	Not annualized for periods less than one full year.
(e)	Institutional Class inception date was June 25, 2018.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Annualized.
See Notes to Financial Statements.

Annual Report - April 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: SHORT DURATION BOND FUND
Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-four funds. Interests in the Great-West Core Strategies: Short Duration Bond Fund (the Fund) are included herein. The investment objective of the Fund is to seek maximum total return that is consistent with preservation of capital and liquidity. The Fund is diversified as defined in the 1940 Act. The Fund shares are available through certain broker-dealers, custodians or trustees of individual retirement accounts, or other financial intermediaries who have entered into agreements with the Fund’s distributor to make the shares available.
The Fund offers three share classes, referred to as Investor Class, Class L and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods. This report includes information for the Class L and Institutional Class; the Investor Class has not yet been capitalized.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Fixed income investments, including bank loans, are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

Annual Report - April 30, 2019

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Bank Loans	Broker quotes, Loan Syndications and Trading Association daily marks, loan analytics and market news.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of April 30, 2019, 100% of the Fund’s investments are valued using Level 2 inputs. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Interest income, including amortization of discounts and premiums, is recorded daily.

Annual Report - April 30, 2019

Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid four times annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
The tax character of distributions paid during the period ended April 30, 2019 was as follows:
2019
Ordinary income	$398,797
$398,797
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and market discount adjustments.
The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes. At April 30, 2019, the components of distributable earnings on a tax basis were as follows:
Undistributed net investment income	$69,694
Undistributed long-term capital gains	—
Capital loss carryforwards	—
Post-October losses	—
Net unrealized appreciation	391,931
Tax composition of capital	$461,625
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of April 30, 2019 were as follows:
Federal tax cost of investments	$59,270,268
Gross unrealized appreciation on investments	430,071
Gross unrealized depreciation on investments	(38,140)
Net unrealized appreciation on investments	$391,931
Application of Recent Accounting Pronouncements
In March 2017, the Financial Accounting Standards Board issued ASU No. 2017-08, "Receivables-Nonrefundable Fees and Other Costs: Premium Amortization on Purchased Callable Debt Securities" (ASU No. 2017-08). ASU No. 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening the amortization period for the premium to the earliest call date. The accounting changes in ASU 2017-08 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. The Fund adopted ASU No. 2017-08 for its fiscal year beginning May 1, 2019. The adoption of ASU No. 2017-08 did not have an impact on the Fund’s financial position or the results of its operations.
In August 2018, the Financial Accounting Standards Board issued ASU No. 2018-13, “Fair-Value Measurement: Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement” (ASU No. 2018-13). ASU No. 2018-13 modifies the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurement. The update to Topic

Annual Report - April 30, 2019

820 includes new, eliminated, and modified disclosure requirements. The disclosure changes in ASU 2018-13 are effective for the first interim or annual period beginning after December 15, 2019. Early adoption is permitted for any eliminated or modified disclosures. The Fund has evaluated the impact of ASU No. 2018-13 and has adopted the changes into these financial statements.
In October 2018, the SEC amended Regulation S-X to require certain financial statement disclosure requirements to conform them to U.S. GAAP for investment companies. The Fund adopted disclosure requirement changes for Regulation S-X and these changes are reflected throughout this report. The Fund's adoption of those amendments, effective with the financial statements prepared as of April 30, 2019, had no effect on the Fund's financial position or the results of its operations.
2.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.23% of the Fund’s average daily net assets. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser has contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.25% of the Fund's average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder services fees, distribution fees and certain extraordinary expenses (the "Expense Limit"). The agreement's current term ends on August 28, 2020 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years, if the Fund's other expenses including such recoupment do not exceed the Expense Limit. At April 30, 2019, the amounts subject to recoupment were as follows:
Expires April 30, 2022	Recoupment of Past Reimbursed Fees by the Adviser
$121,950	$0
Great-West Funds has entered into a shareholder services agreement with GWL&A. Pursuant to the shareholder services agreement, GWL&A provides recordkeeping and shareholder services to shareholders and account owners and receives from the Class L shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund. The Fund has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Class L shares purchased by the Adviser in consideration for the Adviser providing initial capital to the Fund. The amount waived, if any, is reflected in the Statement of Operations.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-four funds for which they serve as directors was $952,500 for the fiscal year ended April 30, 2019.
3.  PURCHASES AND SALES OF INVESTMENTS
For the period ended April 30, 2019, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $67,912,796 and $11,510,794, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $13,394,267 and $11,345,523, respectively.

Annual Report - April 30, 2019

4.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. The Fund had no securities on loan as of April 30, 2019.
5.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
6.  SUBSEQUENT EVENT
Management has reviewed all events subsequent to April 30, 2019, including the estimates inherent in the process of preparing these financial statements, through the date the financial statements were issued. No subsequent events requiring adjustment or disclosure have occurred.

Annual Report - April 30, 2019

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Directors of Great-West Funds, Inc.
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Great-West Core Strategies: Short Duration Bond Fund (the “Fund”), one of the funds of Great-West Funds, Inc., as of April 30, 2019, the related statements of operations and changes in net assets and the financial highlights for the period from June 25, 2018 (commencement of operations) to April 30, 2019, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of April 30, 2019, the results of its operations, the changes in its net assets, and the financial highlights for the period from June 25, 2018 (commencement of operations) to April 30, 2019, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2019, by correspondence with the custodian, brokers and agent banks; when replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Denver, Colorado
June 19, 2019
We have served as the auditor of one or more Great-West investment companies since 1982.

TAX INFORMATION (unaudited)
Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the period ended April 30, 2019, 0% qualifies for the dividend received deduction available to the Fund’s corporate shareholders.

Fund Directors and Officers
Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law, and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Great-West Funds.
Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 75	Chair & Independent Director	Since 2016 (as Chair) Since 2007 (as Independent Director)	Managing Attorney, Klapper Law Firm; Member/Director, The Colorado Forum; Manager, 6K Ranch, LLC; Director, Guaranty Bancorp & Gold, Inc.	64	N/A
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 75	Independent Director & Audit Committee Chair	Since 2011 (as Independent Director) Since 2015 (as Audit Committee Chair)	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.; Director, Guaranty Bancorp	64	N/A
Steven A. Lake 8515 East Orchard Road, Greenwood Village, CO 80111 64	Independent Director	Since 2017	Managing Member, Lake Advisors, LLC; Member, Gart Capital Partners, LLC; Executive Member, Sage Investment Holdings, LLC; Senior Managing Director, CBIZ MHM, LLC	64	N/A
R. Timothy Hudner**** 8515 East Orchard Road, Greenwood Village, CO 80111 59	Independent Director	Since 2017	Director, Prima Capital Holdings; ALPS Fund Services; Colorado State Housing Board; Colorado Developmental Disabilities Council; Regional Center Task Force; and Mental Health Center of Denver	64	N/A

Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
James A. Hillary***** 8515 East Orchard Road, Greenwood Village, CO 80111 55	Independent Director	Since 2017	Principal and Founding Partner, Fios Capital, LLC; Founder, Chairman and Chief Executive Officer, Independence Capital Asset Partners, LLC; Member, Fios Partners LLC, Fios Holdings LLC, and Sole Member, Fios Companies LLC	64	N/A
Interested Directors**
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Scott C. Sipple 8515 East Orchard Road, Greenwood Village, CO 80111 56	Director, President & Chief Executive Officer	Since 2017	President, Great-West Investments, GWL&A; Chairman, President & Chief Executive Officer, GWCM and Advised Assets Group, LLC ("AAG"); formerly, Head of Global Investment Strategies, Putnam Investment Management LLC	64	N/A
Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Scott C. Sipple 8515 East Orchard Road, Greenwood Village, CO 80111 56	Director, President & Chief Executive Officer	Since 2017	President, Great-West Investments, GWL&A; Chairman, President & Chief Executive Officer, GWCM and AAG; formerly, Head of Global Investment Strategies, Putnam Investment Management LLC	64	N/A
Katherine Stoner 8515 East Orchard Road, Greenwood Village, CO 80111 62	Chief Compliance Officer	Since 2016	Chief Compliance Officer, AAG and GWCM; formerly, Vice President & Chief Compliance Officer, Mutual Funds, AIG, Consumer Insurance	N/A	N/A

Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 44	Vice President, Counsel & Secretary	Since 2010 (as Counsel & Secretary) Since 2016 (as Vice President)	Associate General Counsel, Products & Corporate, GWL&A;Associate General Counsel & Associate Secretary, GWL&A and Great-West Life & Annuity Insurance Company of New York ("GWL&A of NY"); Vice President, Counsel & Secretary, AAG, GWCM, and GWFS; formerly, Assistant Vice President, GWCM	N/A	N/A
Mary C. Maiers 8515 East Orchard Road, Greenwood Village, CO 80111 51	Chief Financial Officer & Treasurer	Since 2008 (as Treasurer) Since 2011 (as Chief Financial Officer)	Vice President Investment Accounting and Global Middle Office, GWL&A; Vice President and Treasurer, Great-West Trust Company, LLC ("GWTC"); Chief Financial Officer & Treasurer, GWCM	N/A	N/A
Cara B. Owen 8515 East Orchard Road, Greenwood Village, CO 80111 37	Senior Counsel & Assistant Secretary	Since 2015	Senior Counsel, Products, GWL&A; Senior Counsel & Assistant Secretary, GWCM, GWTC, and AAG	N/A	N/A
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 51	Assistant Treasurer	Since 2007	Director, Investment Operations, GWL&A; Assistant Treasurer, GWCM and GWTC	N/A	N/A
Kelly B. New 8515 East Orchard Road, Greenwood Village, CO 80111 43	Assistant Treasurer	Since 2016	Assistant Vice President, Fund Administration, GWL&A; Assistant Treasurer, GWCM and GWTC	N/A	N/A
*A Director who is not an “interested person” of Great-West Funds (as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”
**An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended) by virtue of their affiliation with Great-West Capital Management, LLC.

*** Each director serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal or retirement which takes effect no later than May 1 following his or her 75th birthday unless otherwise determined by the remaining directors. The remaining Independent Directors determined that Ms. Klapper and Mr. McConahey should continue on the Board until at least May 1, 2020. Officers are elected by the Board on an annual basis to serve until their successors have been elected and qualified.
**** Mr. Hudner’s daughter is employed by JP Morgan Chase, N.A., an affiliate of J.P. Morgan Investment Management Inc., a sub-adviser of the Great-West Core Strategies: U.S. Equity Fund and other series of Great-West Funds. Mr. Hudner has personal investments in a mutual fund advised by J.P. Morgan Investment Management Inc., a sub-adviser of the Great-West Core Strategies: U.S. Equity Fund and other series of Great-West Funds. Mr. Hudner receives no special treatment due to his ownership of such mutual funds.
*****Mr. Hillary is the Founder, Chairman and Chief Executive Officer of Independence Capital Asset Partners, LLC (“ICAP”), which has a prime brokerage and institutional trading relationship with Goldman Sachs & Co., the parent company of Goldman Sachs Asset Management, LP, the sub-adviser of the Great-West Core Strategies: Inflation-Protected Securities Fund and other series of Great-West Funds. Mr. Hillary has personal banking accounts with an affiliate of J.P. Morgan Investment Management Inc., a sub-adviser of the Great-West Core Strategies: U.S. Equity Fund and other series of Great-West Funds. Mr. Hillary receives no special treatment due to the relationship.
There are no arrangements or understandings between any Director or Officer and any person(s) pursuant to which s/he was elected as Director or Officer.
Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.
Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q (or any successor forms). Great-West Funds' Forms N-Q (or any successor forms) are available on the Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.
(a)   As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(b)   For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:
(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3) Compliance with applicable governmental laws, rules, and regulations;
(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5) Accountability for adherence to the code.
(c)   During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.
(d)   During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.
(e)  Registrant’s Code of Ethics is attached hereto.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Mr. Stephen A. Lake is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.
An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)   Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $0 for fiscal year 2018 and $116,940 for fiscal year 2019.

(b)   Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $0 for fiscal year 2018 and $0 for fiscal year 2019. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.
(c)   Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2018 and $0 for fiscal year 2019.
(d)   All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs ((a) through (c) of this Item).
(e)  (1) Audit Committee’s Pre-Approval Policies and Procedures.
Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.
Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service

1No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

that the Public Company Accounting Oversight Board determines, by regulation, is impermissible. 2
Pre-approval with respect to Non-Great-West Funds Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.
Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.
(f)    (2) 100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(g)   Not Applicable.
(h)   The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2018 equaled $1,216,400 and for fiscal year 2019 equaled $1,192,500.

2With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

3For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

(i)   The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.
ITEM 11. CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12. DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13. EXHIBITS.
(a)   (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant's Form N-CSRs filed on March 1, 2017 (File No. 2-75503).
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:June 19, 2019
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:June 19, 2019
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:June 19, 2019